Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Fair Value Measurements
NOTE 4:-        FAIR VALUE MEASUREMENTS

In accordance with ASC 820, the Company measures its cash equivalents and available for sale marketable securities at fair value on recurring basis. Cash equivalents and marketable securities are classified within Level 1 or Level 2. This is because these assets are valued using quoted market prices or alternative pricing sources and models utilizing market observable inputs.

The Company's financial assets measured at fair value on a recurring basis, including interest receivable components consisted of the following types of instruments as of December 31, 2012 and 2011:

	December 31, 2012
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$701	$-	$-	$701

Available-for-sale:

Foreign banks and government debentures	-	87,309	-	87,309
Corporate debentures	-	47,809	-	47,809

Total financial assets	$701	$135,118	$-	$135,819

	December 31, 2011
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$1,247	$-	$-	$1,247

Available-for-sale:

Foreign banks and government debentures	-	72,783	-	72,783
Corporate debentures	-	40,195	-	40,195

Total financial assets	$1,247	$112,978	$-	$114,225